Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Fund

Investor Class Shares (HRTVX)

Institutional Class Shares (HNTVX)

Supplement Dated February 1, 2016 to

Prospectus Dated May 1, 2015, as previously supplemented July 1, 2015 and August 1, 2015

Change in Portfolio Management of the Heartland Value Fund

Effective February 1, 2016, Adam J. Peck, a member of the team of investment professionals that manages the Heartland Value Fund (the “Fund”), has resigned from his position with the Fund and Heartland Advisors, Inc. to pursue other opportunities. Eric J. Miller, who currently serves as a Research Analyst at Heartland Advisors, was named as a co-manager of the Fund effective February 1, 2016. William J. Nasgovitz will continue to manage the Fund with Mr. Miller.

The first paragraph under the heading “Portfolio Managers” on page 9 of the Fund’s Prospectus is hereby amended and restated as follows:

The Value Fund is managed by a team of investment professionals, which consists of William (“Bill”) J. Nasgovitz and Eric J. Miller.

Mr. Bill Nasgovitz has been a Portfolio Manager of the Value Fund since commencement of its operations in 1984. Mr. Bill Nasgovitz is the Chairman and Chief Investment Officer of Heartland Advisors and is the President and a Director of Heartland Funds.

Mr. Miller has served as a Portfolio Manager of the Value Fund since February 2016. Mr. Miller is a Vice President of Heartland Advisors.

The disclosure relating to the Value Fund under the heading “Portfolio Managers” on page 15 of the Fund’s prospectus is hereby amended to delete information on Mr. Peck and to add the following regarding Mr. Miller:

Mr. Miller has served as a Portfolio Manager of the Value Fund since February 2016. He is a Vice President and Portfolio Manager with Heartland Advisors and serves as a Portfolio Manager for Heartland Advisors’ advisory clients. He rejoined Heartland Advisors in 2015 after previously serving as Portfolio Manager for the Value Fund from 1997-2006, the Select Value Fund from 1999-2004, and the Value Plus Fund from 2003-2006. From 2006 to 2014, Mr. Miller held several roles at Advisory Research, including Managing Director, Portfolio Manager, and Research Analyst. From 1986-1993, at American Appraisal Associates, he was Chief Financial Officer and later served as Head of U.S. Appraisal Operations. From 1984-1986, Mr. Miller was a Financial Manager at Chilton Company and from 1980-1984 a Financial Analyst at FMC Corporation.

Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Plus Fund

Investor Class Shares (HRVIX)

Institutional Class Shares (HNVIX)

Supplement Dated February 1, 2016 to

Prospectus Dated May 1, 2015, as previously supplemented July 1, 2015 and August 1, 2015

Change in Portfolio Management of the Heartland Value Plus Fund

Effective February 1, 2016, Adam J. Peck, a member of the team of investment professionals that manages the Heartland Value Plus Fund (the “Fund”), has resigned from his position with the Fund and Heartland Advisors, Inc. to pursue other opportunities. Andrew J. Fleming, who currently serves as a Research Analyst and Portfolio Manager of the Small Cap Value Plus Strategy at Heartland Advisors, was named as a co-manager of the Fund effective February 1, 2016. Bradford A. Evans will continue to manage the Fund with Mr. Fleming.

The first paragraph under the heading “Portfolio Managers” on page 7 of the Fund’s Prospectus is hereby amended and restated as follows:

The Fund is managed by a team of investment professionals, which consists of Bradford A. Evans and Andrew J. Fleming.

Mr. Evans has served as a Portfolio Manager of the Value Plus Fund since May 2006. Mr. Evans is a Senior Vice President and Director of Heartland Advisors.

Mr. Fleming has served as a Portfolio Manager of the Value Plus Fund since February 2016. Mr. Fleming is a Vice President of Heartland Advisors.

The disclosure relating to the Value Plus Fund under the heading “Portfolio Managers” on page 14 of the Fund’s prospectus is hereby amended to delete information on Mr. Peck and to add the following regarding Mr. Fleming:

Mr. Fleming, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the Value Plus Fund since February 2016. He has been a Portfolio Manager for advisory clients of Heartland Advisors since August 2015, after serving as a Research Analyst since 2012. Mr. Fleming currently holds the position of Vice President and Portfolio Manager with Heartland Advisors. Prior to joining Heartland Advisors, Mr. Fleming was an Associate with McKinley Reserve, an investment firm, from 2006-2010.

Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Plus Fund

Investor (HRVIX)

Institutional (HNVIX)

Heartland Value Fund

Investor (HRTVX)

Institutional (HNTVX)

Supplement Dated February 1, 2016 to

Statement of Additional Information Dated May 1, 2015, as previously supplemented July 1, 2015, August 1, 2015, and September 1, 2015

Change in Portfolio Management of the Heartland Value Plus Fund

Effective February 1, 2016, Adam J. Peck, a member of the team of investment professionals that manages the Heartland Value Plus Fund, has resigned from his position with the Fund and Heartland Advisors, Inc. to pursue other opportunities. Andrew J. Fleming, who currently serves as a Research Analyst and Portfolio Manager of the Small Cap Value Plus Strategy at Heartland Advisors, was named as a co-manager of the Fund effective February 1, 2016. Bradford A. Evans will continue to manage the Fund with Mr. Fleming.

Change in Portfolio Management of the Heartland Value Fund

Effective February 1, 2016, Adam J. Peck, a member of the team of investment professionals that manages the Heartland Value Fund, has resigned from his position with the Fund and Heartland Advisors, Inc. to pursue other opportunities. Eric J. Miller, who currently serves as a Research Analyst at Heartland Advisors, was named as a co-manager of the Fund effective February 1, 2016. William J. Nasgovitz will continue to manage the Fund with Mr. Miller.

The information under the heading “Portfolio Managers” on page 54 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Select Value Fund	William (“Will”) R. Nasgovitz David C. Fondrie Colin P. McWey

Mid Cap Value Fund	Colin P. McWey Will R. Nasgovitz

Value Plus Fund	Bradford A. Evans Andrew J. Fleming

Value Fund	William (“Bill”) J. Nasgovitz Eric J. Miller

International Value Fund	Robert C. Sharpe Michael F. Jolin

Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

The information under the heading “Portfolio Managers- Portfolio Manager Ownership of Fund Shares” on page 55 of the Funds’ Statement of Additional Information is hereby deleted and replaced with the following information:

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of the Funds owned, directly and indirectly, by each portfolio manager as of December 31, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Bradford A. Evans	None (Select Value) None (Mid Cap Value) $500,001 - $1,000,000 (Value Plus) $100,001 - $500,000 (Value) None (International Value)	$500,001 - $1,000,000
Andrew J. Fleming	None (Select Value) None (Mid Cap Value) None (Value Plus) $10,001 - $50,000 (Value) None (International Value)	$10,001 - $50,000
David C. Fondrie	$500,001 - $1,000,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000
Michael F. Jolin	None (Select Value) None (Mid Cap Value) None (Value Plus) None (Value) $10,001 - $50,000 (International Value)	$10,001 - $50,000
Colin P. McWey	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $10,001 - $50,000 (Value) $10,001 - $50,000 (International Value)	$100,001 - $500,000
Eric J. Miller	None (Select Value) None (Mid Cap Value) $10,001 - $50,000 (Value Plus) $100,001 - $500,000 (Value) None (International Value)	$100,001 - $500,000
William (“Bill”) J. Nasgovitz	Over $1,000,000 (Select Value) None (Mid Cap Value) Over $1,000,000 (Value Plus) Over $1,000,000 (Value) Over $1,000,000 (International Value)	Over $1,000,000
William (“Will”) R. Nasgovitz	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000
Robert C. Sharpe	None (Select Value) $1 - $10,000 (Mid Cap Value) None (Value Plus) None (Value) $50,001 - $100,000 (International Value)	$50,001 - $100,000

Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

The information under the heading “Portfolio Managers- Other Accounts Managed by Portfolio Managers” on page 56 of the Funds’ Statement of Additional Information is hereby deleted and replaced with the following information:

Other Accounts Managed by Portfolio Managers. The following table sets forth the number of other accounts managed by the portfolio managers (excluding the Funds) within each of the following categories and the total assets (in thousands) in such accounts, as of December 31, 2015. Except as noted below, none of the accounts managed by these portfolio managers is charged an advisory fee based on the performance of the account.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Bradford A. Evans	None	None	15 totaling $74,650

Andrew J. Fleming	None	None	15 totaling $74,650

David C. Fondrie	None	None	174 totaling $139,495

Michael F. Jolin	None	None	None

Colin P. McWey	None	None	260 totaling $272,562

Eric J. Miller	None	None	None

William (“Bill”) J. Nasgovitz	None	None	25 totaling $102,217

William (“Will”) R. Nasgovitz	None	None	183 totaling $148,001

Robert C. Sharpe	None	None	None

Mr. David C. Fondrie, Mr. Colin McWey, and Mr. William (“Will”) Nasgovitz manage the investments of one European Undertakings for Collective Investment in Transferable Securities (“UCITS”) (with total assets of approximately $27,400,929 as of December 31, 2015) that are charged a fee based on the performance of the UCITS.